Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2024, 2023 and 2022 consist of the following:

Name of Related Party	Nature of Relationship as of December 31, 2024
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang	Chief Financial Officer (“CFO”)
Caifen Zou	Independent director of TDH Holding, Inc.
Qiu Li	Independent director of TDH Holding, Inc.
Owens Meng	Independent director of TDH Holding, Inc.
Xue Jiang	Executive Director and Manager of QD Pet Food
Shanghai Yuanhong Health Management Consulting Co., Ltd.	Xue Jiang serves as the Executive Director and holds 100% of the shares; Long He serves as the Supervisor.
Yulan Li	Executive Director and Manager of Beijing Jingshi Space, holding 40% of the shares
Kai Wang	Executive Director and Manager of Beijing Ruihe
Fan Wu	Executive Director and Manager of Beijing Ruihe Space

Due to related parties from continuing operations

Due to related parties consisted of the following:

	December 31,	December 31,
	2024	2023
Dandan Liu	200,318	1,963,794
Total	$200,318	1,963,794

The balance of due to related parties represents expenses paid by related parties on behalf of the Company as well as advances the Company obtained from related parties for working capital purposes. The amounts owed to the related parties are unsecured, non-interest bearing and payable on demand.

Short-term loans from related parties

In March 2018, TDH Group BVBA borrowed non-interest bearing, unsecured long-term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which payments of €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 were due in the years ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively. The Company did not make any repayment to Rongfeng Cui during the years ended December 31, 2024, 2023 and 2022, such failure to pay may lead to callable of the loan at any time by Rongfeng Cui. As a result, the corresponding loan was classified as current liability and included in short-term loans – related parties as of December 31, 2024 and 2023. The Company is aware of the possible penalty and/or other consequence due to the default, however, no reasonable estimate can be made at this time. TDH Group BVBA is now undergoing the bankruptcy procedure, which is expected to be completed in the middle of 2025.

The interest expenses for the loans from related parties amounted to $0, $0 and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.